Statutory Basis Information (Tables)	12 Months Ended
Dec. 31, 2017
Insurance [Abstract]
Schedule of Statutory Net Income and Statutory Capital and Surplus
The statutory net income and statutory capital and surplus for the Company and its subsidiaries are as follows:

	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015
Statutory net income:
Symetra Life Insurance Company	$267.8	$43.4	$205.6
Subsidiaries	11.1	7.3	9.4
Statutory capital and surplus:
Symetra Life Insurance Company (1)	$2,218.9	$2,082.4	$2,081.5
Subsidiaries	135.9	134.0	138.1
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(1)
Symetra Life Insurance Company’s surplus includes the balances of its three wholly-owned subsidiaries, First Symetra National Life Insurance Company of New York, Symetra National Life Insurance Company and Symetra Reinsurance Corporation.